Segments	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segments

Note 15 — Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in unaudited interim condensed financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. The Company has determined that it has one operating segments: central processing algorithm services.

The following tables present summary information by segment for the Six Months Ended June 30, 2024, and 2025:

	Central processing algorithm services	Total for the six months ended June 30, 2024
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	290,441,871	290,441,871	40,753,476
Cost of revenues	202,960,891	202,960,891	28,478,544
Gross profit	87,480,980	87,480,980	12,274,932
Depreciation and amortization	642,951	642,951	90,216
Total capital expenditures	3,294	3,294	462

	Central processing algorithm services	Total for the six months ended June 30, 2025
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	188,112,127	188,112,127	26,277,782
Cost of revenues	136,540,311	136,540,311	19,073,606
Gross profit	51,571,816	51,571,816	7,204,176
Depreciation and amortization	708,874	708,874	99,024
Total capital expenditures	-	-	-

Total assets as of:

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Central processing algorithm services	1,267,134,187	2,368,162,417	330,813,625
Total assets	1,267,134,187	2,368,162,417	330,813,625

The Company’s operations are primarily based in the mainland PRC and Hong Kong, where the Company derives a substantial portion of their revenues. Management also reviews consolidated financial results by business locations. Disaggregated information of revenues by geographic locations are as follows:

	For the six months ended June 30, 2024	For the six months ended June 30, 2025	For the six months ended June 30, 2025
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Mainland PRC revenues	239,512,194	142,800,304	19,948,077
Hong Kong revenues	50,929,677	45,311,823	6,329,705
Total revenues	290,441,871	188,112,127	26,277,782